Retirement Plans (tables)	12 Months Ended
Mar. 31, 2017
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2017	2016
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$214,036	$212,908
Service cost	8,375	10,502
Interest cost	7,633	8,902
Plan amendments	92	-
Actuarial (gain) loss	(3,201)	(11,340)
Benefit payments and expenses	(10,913)	(6,936)
Benefit obligation at end of year	$216,022	$214,036

Change in Plan Assets

Fair value of plan assets at beginning of year	$176,238	$157,948
Actual gain on plan assets	34,304	2,126
Employer contributions	8,200	23,100
Benefit payments and expenses	(10,913)	(6,936)
Fair value of plan assets at end of year	$207,829	$176,238

Unfunded Status	$(8,193)	$(37,798)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2017	2016
	(In thousands)
Amounts Recognized in Accumulated Other
Comprehensive Pre-Tax Loss

Prior service cost	$(826)	$(843)
Net loss	(17,580)	(45,248)
Accumulated other comprehensive pre-tax loss	$(18,406)	$(46,091)

Schedule of Amounts Recognized In Other Comprehensive Income Loss [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2016	$(28,396)

Other comprehensive gain before reclassifications	17,221
Reclassified from accumulated other comprehensive loss	-
Net current period other comprehensive loss	17,221
Balance at March 31, 2017	$(11,175)

Schedule of Costs of Retirement Plans [Table Text Block]
The following table provides the components of net periodic benefit cost for the Plan for fiscal years 2017, 2016, and 2015:

	2017	2016	2015
	(In thousands)
Service cost	$8,375	$10,502	$8,515
Interest cost	7,633	8,902	8,236
Expected return on plan assets	(12,696)	(11,685)	(11,360)
Amortization of net loss	2,858	3,854	350
Prior service cost	109	109	-
Net periodic benefit cost	$6,279	$11,682	$5,741

Schedule of Assumptions Used [Table Text Block]
	2017	2016

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	4.35%	4.36%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - pension expense	4.34%	4.15%
Discount rate - service cost	4.67%	4.15%
Discount rate - interest cost	3.62%	4.15%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
The Company's plan assets consist of the following:

	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2018	2017	2016

Plan Assets

Equity securities	99%	99%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1	1	1
Total	100%	100%	100%

Schedule Of Derivative Assets At Fair Value [Table Text Block]
	2017	2016
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$1,585	$1,497
Total cash and cash equivalents	1,585	1,497
Common equity securities:
Materials	10,952	9,379
Industrials	25,383	30,355
Telecommunication services	18,060	9,325
Consumer staples	43,641	33,048
Energy	16,110	14,658
Financials	33,818	34,891
Health Care	17,587	10,538
Information technology	13,887	9,681
Utilities	26,806	22,866
Total common equity securities	206,244	174,741
Total assets	$207,829	$176,238

Schedule of Expected Benefit Payments [Table Text Block]
Estimated future benefit payments reflecting expected future service for the fiscal years ending March 31 (in thousands):

2018	$7,784
2019	8,409
2020	8,995
2021	9,682
2022	10,295
2023-2027	61,816